Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2021		$ 1,186	$ 48,770,059	$ (49,796,919)	$ (1,025,674)
Balance, shares at Sep. 30, 2021		1,186,901
Net loss				(5,275,854)	(5,275,854)
Issuance of common stock and warrants, net of financing costs		$ 64	1,609,077		1,609,141
Issuance of common stock and warrants, net of financing costs, shares		63,833
Stock-based compensation expense			499,584		499,584
Vesting of restricted stock		$ 2	(2)
Vesting of restricted stock, shares		2,000
Balance at Sep. 30, 2022		$ 1,252	50,878,718	(55,072,773)	(4,192,803)
Balance, shares at Sep. 30, 2022		1,252,734
Net loss				(1,800,056)	(1,800,056)
Stock-based compensation expense			104,026		104,026
Balance at Dec. 31, 2022		$ 1,252	50,982,744	(56,872,829)	(5,888,833)
Balance, shares at Dec. 31, 2022		1,252,734
Balance at Sep. 30, 2022		$ 1,252	50,878,718	(55,072,773)	(4,192,803)
Balance, shares at Sep. 30, 2022		1,252,734
Net loss					(2,702,533)
Balance at Mar. 31, 2023		$ 1,275	51,387,943	(57,775,306)	(6,386,088)
Balance, shares at Mar. 31, 2023		1,274,601
Balance at Sep. 30, 2022		$ 1,252	50,878,718	(55,072,773)	(4,192,803)
Balance, shares at Sep. 30, 2022		1,252,734
Net loss				(6,982,836)	(6,982,836)
Issuance of common stock and warrants, net of financing costs		$ 3,345	2,206,495		2,209,840
Issuance of common stock and warrants, net of financing costs, shares		3,344,321
Issuance of common stock upon conversion of convertible notes		$ 60	718,858		718,918
Issuance of common stock upon conversion of convertible notes, shares		59,912
Issuance of common stock and warrants with convertible notes		$ 20	440,297		440,317
Issuance of common stock and warrants with convertible notes, shares		20,210
Exchange of warrants into common stock		$ 12	49,265		49,277
Exchange of warrants into common stock, shares		12,019
Stock-based compensation expense			249,555		249,555
Stock-based compensation expense, shares		250
Balance at Sep. 30, 2023		$ 4,689	54,543,188	(62,055,609)	(7,507,732)
Balance, shares at Sep. 30, 2023		4,689,446
Balance at Dec. 31, 2022		$ 1,252	50,982,744	(56,872,829)	(5,888,833)
Balance, shares at Dec. 31, 2022		1,252,734
Net loss				(902,477)	(902,477)
Issuance of common stock and warrants, net of financing costs		$ 10	287,410		287,420
Issuance of common stock and warrants, net of financing costs, shares		9,598
Exchange of warrants into common stock		$ 13	49,265		49,278
Exchange of warrants into common stock, shares		12,019
Stock-based compensation expense			68,524		68,524
Vesting of restricted stock
Vesting of restricted stock, shares		250
Balance at Mar. 31, 2023		$ 1,275	51,387,943	(57,775,306)	(6,386,088)
Balance, shares at Mar. 31, 2023		1,274,601
Balance at Sep. 30, 2023		$ 4,689	54,543,188	(62,055,609)	(7,507,732)
Balance, shares at Sep. 30, 2023		4,689,446
Net loss				(2,681,652)	(2,681,652)
Issuance of common stock upon conversion of convertible notes		$ 53	587,906		587,959
Issuance of common stock upon conversion of convertible notes, shares		52,918
Stock-based compensation expense			25,909		25,909
Balance at Dec. 31, 2023		$ 4,742	55,157,003	(64,737,261)	(9,575,516)
Balance, shares at Dec. 31, 2023		4,742,364
Balance at Sep. 30, 2023		$ 4,689	54,543,188	(62,055,609)	(7,507,732)
Balance, shares at Sep. 30, 2023		4,689,446
Net loss					(4,150,791)
Balance at Mar. 31, 2024		$ 4,444	55,324,472	(66,206,400)	(10,877,484)
Balance, shares at Mar. 31, 2024		4,444,364
Balance at Dec. 31, 2023		$ 4,742	55,157,003	(64,737,261)	(9,575,516)
Balance, shares at Dec. 31, 2023		4,742,364
Net loss				(1,469,139)	(1,469,139)
Issuance of common stock and warrants, net of financing costs			148,891		148,891
Issuance of common stock and warrants, net of financing costs, shares
Issuance of common stock upon conversion of convertible notes		$ 2	18,278		18,280
Issuance of common stock upon conversion of convertible notes, shares		2,000
Exchange of warrants into common stock		$ (300)	300
Exchange of warrants into common stock, shares		(300,000)
Balance at Mar. 31, 2024		$ 4,444	$ 55,324,472	$ (66,206,400)	$ (10,877,484)
Balance, shares at Mar. 31, 2024		4,444,364